Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$12,953,733.50	0.5711523	$3,449,654.09	0.1521012	$9,504,079.41
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$74,693,733.50	0.0597239	$65,189,654.09	0.0521246	$9,504,079.41

Weighted Avg. Coupon (WAC)	3.33%		3.37%
Weighted Avg. Remaining Maturity (WARM)	15.14		14.48
Pool Receivables Balance	$95,190,216.83		$85,461,503.91
Remaining Number of Receivables	23,664		22,776

Adjusted Pool Balance	$93,595,428.70		$84,091,349.28

III. COLLECTIONS

Principal:
Principal Collections	$9,634,981.77
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$138,172.56
Total Principal Collections	$9,773,154.33

Interest:
Interest Collections	$260,932.50
Late Fees & Other Charges	$37,858.33
Interest on Repurchase Principal	$-
Total Interest Collections	$298,790.83

Collection Account Interest	$17,073.31
Reserve Account Interest	$5,894.50
Servicer Advances	$-

Total Collections	$10,094,912.97

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$10,094,912.97
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,094,912.97

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$79,325.18	$-	$79,325.18	$79,325.18
Collection Account Interest					$17,073.31
Late Fees & Other Charges					$37,858.33
Total due to Servicer					$134,256.82

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$19,214.70		$19,214.70	$19,214.70

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$9,822,245.45

9. Regular Principal Distribution Amount:					$9,504,079.41

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$9,504,079.41	$9,504,079.41
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$9,504,079.41	$9,504,079.41

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			318,166.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,594,788.13
Beginning Period Amount	$1,594,788.13
Current Period Amortization	$224,633.51
Ending Period Required Amount	$1,370,154.63
Ending Period Amount	$1,370,154.63
Next Distribution Date Required Amount	$1,167,399.78

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	20.20%	22.48%	22.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.93%	22,305	96.34%	$82,334,752.45
30 - 60 Days	1.59%	362	2.80%	$2,395,280.10
61 - 90 Days	0.40%	92	0.73%	$624,251.10
91-120 Days	0.07%	17	0.13%	$107,220.26
121 + Days	0.00%	0	0.00%	$-
Total		22,776		$85,461,503.91

Delinquent Receivables 30+ Days Past Due
Current Period	2.07%	471	3.66%	$3,126,751.46
1st Preceding Collection Period	1.81%	429	3.20%	$3,045,617.91
2nd Preceding Collection Period	1.86%	461	3.27%	$3,461,980.41
3rd Preceding Collection Period	1.73%	446	3.05%	$3,575,707.41
Four-Month Average	1.87%		3.29%

Repossession in Current Period		12		$65,784.51
Repossession Inventory		51		$26,490.26

Current Charge-Offs
Gross Principal of Charge-Offs				$93,731.15
Recoveries				$(138,172.56)
Net Loss				$(44,441.41)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.56%

Average Pool Balance for Current Period				$90,325,860.37

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.59%
1st Preceding Collection Period				-0.47%
2nd Preceding Collection Period				-0.13%
3rd Preceding Collection Period				0.60%
Four-Month Average				-0.15%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	16	2,681	$35,926,930.17
Recoveries	22	2,488	$(21,089,669.77)
Net Loss			$14,837,260.40
Cumulative Net Loss as a % of Initial Pool Balance			1.14%

Net Loss for Receivables that have experienced a Net Loss *	1	1,984	$14,973,188.76
Average Net Loss for Receivables that have experienced a Net Loss			$7,546.97

Principal Balance of Extensions			$618,610.31
Number of Extensions			82

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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